Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100

November 7, 2022
CSFR Holdings II, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE:     FirstKey Homes 2022-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by CSFR Holdings II, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

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b. Properties Subject to Review. [(1) through (3) of Item 4.]
The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.      The value of the Properties or any other collateral securing the Mortgage Loan,
iii.     Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv.      Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 0 of the 509 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By:	/s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
10058603	REDACTED	APPARENT NON-HOA PROPERTY
10068803	REDACTED	APPARENT NON-HOA PROPERTY
10099802	REDACTED	APPARENT NON-HOA PROPERTY
10158602	REDACTED	APPARENT NON-HOA PROPERTY
10186901	REDACTED	APPARENT NON-HOA PROPERTY
10189001	REDACTED	APPARENT NON-HOA PROPERTY
10206901	REDACTED	APPARENT NON-HOA PROPERTY
10226901	REDACTED	APPARENT NON-HOA PROPERTY
10229102	REDACTED	APPARENT NON-HOA PROPERTY
10229103	REDACTED	APPARENT NON-HOA PROPERTY
10256903	REDACTED	APPARENT NON-HOA PROPERTY
10267001	REDACTED	APPARENT NON-HOA PROPERTY
10268501	REDACTED	APPARENT NON-HOA PROPERTY
10286901	REDACTED	APPARENT NON-HOA PROPERTY
10296901	REDACTED	APPARENT NON-HOA PROPERTY
10306901	REDACTED	APPARENT NON-HOA PROPERTY
10308504	REDACTED	APPARENT NON-HOA PROPERTY
10316901	REDACTED	APPARENT NON-HOA PROPERTY
10336901	REDACTED	APPARENT NON-HOA PROPERTY
10346901	REDACTED	APPARENT NON-HOA PROPERTY
10376901	REDACTED	APPARENT NON-HOA PROPERTY
10386901	REDACTED	APPARENT NON-HOA PROPERTY
10396901	REDACTED	APPARENT NON-HOA PROPERTY
10406901	REDACTED	APPARENT NON-HOA PROPERTY
10407703	REDACTED	APPARENT NON-HOA PROPERTY
10436902	REDACTED	APPARENT NON-HOA PROPERTY
10456901	REDACTED	APPARENT NON-HOA PROPERTY
10466901	REDACTED	APPARENT NON-HOA PROPERTY
10466902	REDACTED	APPARENT NON-HOA PROPERTY
10476901	REDACTED	APPARENT NON-HOA PROPERTY
10486901	REDACTED	APPARENT NON-HOA PROPERTY
10486902	REDACTED	APPARENT NON-HOA PROPERTY
10496901	REDACTED	APPARENT NON-HOA PROPERTY
10506901	REDACTED	APPARENT NON-HOA PROPERTY
10506902	REDACTED	APPARENT NON-HOA PROPERTY
10516901	REDACTED	APPARENT NON-HOA PROPERTY
10516902	REDACTED	APPARENT NON-HOA PROPERTY
10526901	REDACTED	APPARENT NON-HOA PROPERTY
10536901	REDACTED	APPARENT NON-HOA PROPERTY
10546901	REDACTED	APPARENT NON-HOA PROPERTY

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10556901	REDACTED	APPARENT NON-HOA PROPERTY
10566901	REDACTED	APPARENT NON-HOA PROPERTY
10576902	REDACTED	APPARENT NON-HOA PROPERTY
10586901	REDACTED	APPARENT NON-HOA PROPERTY
10606901	REDACTED	APPARENT NON-HOA PROPERTY
10607701	REDACTED	APPARENT NON-HOA PROPERTY
10616901	REDACTED	APPARENT NON-HOA PROPERTY
10616902	REDACTED	APPARENT NON-HOA PROPERTY
10618704	REDACTED	APPARENT NON-HOA PROPERTY
10619001	REDACTED	APPARENT NON-HOA PROPERTY
10626901	REDACTED	APPARENT NON-HOA PROPERTY
10646901	REDACTED	APPARENT NON-HOA PROPERTY
10646902	REDACTED	APPARENT NON-HOA PROPERTY
10646903	REDACTED	APPARENT NON-HOA PROPERTY
10656901	REDACTED	APPARENT NON-HOA PROPERTY
10686901	REDACTED	APPARENT NON-HOA PROPERTY
10686902	REDACTED	APPARENT NON-HOA PROPERTY
10706901	REDACTED	APPARENT NON-HOA PROPERTY
10706902	REDACTED	APPARENT NON-HOA PROPERTY
10716901	REDACTED	APPARENT NON-HOA PROPERTY
10736901	REDACTED	APPARENT NON-HOA PROPERTY
10746902	REDACTED	APPARENT NON-HOA PROPERTY
10778101	REDACTED	APPARENT NON-HOA PROPERTY
10826901	REDACTED	APPARENT NON-HOA PROPERTY
10916901	REDACTED	APPARENT NON-HOA PROPERTY
10926901	REDACTED	APPARENT NON-HOA PROPERTY
10938703	REDACTED	APPARENT NON-HOA PROPERTY
11036901	REDACTED	APPARENT NON-HOA PROPERTY
11058804	REDACTED	APPARENT NON-HOA PROPERTY
11068102	REDACTED	APPARENT NON-HOA PROPERTY
11078102	REDACTED	APPARENT NON-HOA PROPERTY
11208203	REDACTED	APPARENT NON-HOA PROPERTY
11228203	REDACTED	APPARENT NON-HOA PROPERTY
11248803	REDACTED	APPARENT NON-HOA PROPERTY
11468801	REDACTED	APPARENT NON-HOA PROPERTY
11707703	REDACTED	APPARENT NON-HOA PROPERTY
11739101	REDACTED	APPARENT NON-HOA PROPERTY
11779101	REDACTED	APPARENT NON-HOA PROPERTY
11828102	REDACTED	APPARENT NON-HOA PROPERTY
11858102	REDACTED	APPARENT NON-HOA PROPERTY
11869601	REDACTED	APPARENT NON-HOA PROPERTY
12018704	REDACTED	APPARENT NON-HOA PROPERTY
12058806	REDACTED	APPARENT NON-HOA PROPERTY

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12108606	REDACTED	APPARENT NON-HOA PROPERTY
12109102	REDACTED	APPARENT NON-HOA PROPERTY
12208805	REDACTED	APPARENT NON-HOA PROPERTY
12228802	REDACTED	APPARENT NON-HOA PROPERTY
12449601	REDACTED	APPARENT NON-HOA PROPERTY
12506801	REDACTED	APPARENT NON-HOA PROPERTY
12509102	REDACTED	APPARENT NON-HOA PROPERTY
12918602	REDACTED	APPARENT NON-HOA PROPERTY
13138603	REDACTED	APPARENT NON-HOA PROPERTY
13258801	REDACTED	APPARENT NON-HOA PROPERTY
13308602	REDACTED	APPARENT NON-HOA PROPERTY
13398802	REDACTED	APPARENT NON-HOA PROPERTY
13636001	REDACTED	APPARENT NON-HOA PROPERTY
13669601	REDACTED	APPARENT NON-HOA PROPERTY
13899101	REDACTED	APPARENT NON-HOA PROPERTY
14017703	REDACTED	APPARENT NON-HOA PROPERTY
14077001	REDACTED	APPARENT NON-HOA PROPERTY
14167701	REDACTED	APPARENT NON-HOA PROPERTY
14179103	REDACTED	APPARENT NON-HOA PROPERTY
14197702	REDACTED	APPARENT NON-HOA PROPERTY
14228802	REDACTED	APPARENT NON-HOA PROPERTY
14238604	REDACTED	APPARENT NON-HOA PROPERTY
14316801	REDACTED	APPARENT NON-HOA PROPERTY
14596001	REDACTED	APPARENT NON-HOA PROPERTY
14676001	REDACTED	APPARENT NON-HOA PROPERTY
15009101	REDACTED	APPARENT NON-HOA PROPERTY
15068802	REDACTED	APPARENT NON-HOA PROPERTY
15109601	REDACTED	APPARENT NON-HOA PROPERTY
15296801	REDACTED	APPARENT NON-HOA PROPERTY
15298801	REDACTED	APPARENT NON-HOA PROPERTY
15637601	REDACTED	APPARENT NON-HOA PROPERTY
15667601	REDACTED	APPARENT NON-HOA PROPERTY
15949301	REDACTED	APPARENT NON-HOA PROPERTY
15967601	REDACTED	APPARENT NON-HOA PROPERTY
17028501	REDACTED	APPARENT NON-HOA PROPERTY
17058604	REDACTED	APPARENT NON-HOA PROPERTY
17208801	REDACTED	APPARENT NON-HOA PROPERTY
17318801	REDACTED	APPARENT NON-HOA PROPERTY
17427702	REDACTED	APPARENT NON-HOA PROPERTY
17459101	REDACTED	APPARENT NON-HOA PROPERTY
17619103	REDACTED	APPARENT NON-HOA PROPERTY
18008804	REDACTED	APPARENT NON-HOA PROPERTY
18098802	REDACTED	APPARENT NON-HOA PROPERTY

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18169502	REDACTED	APPARENT NON-HOA PROPERTY
18208802	REDACTED	APPARENT NON-HOA PROPERTY
19186901	REDACTED	APPARENT NON-HOA PROPERTY
19247901	REDACTED	APPARENT NON-HOA PROPERTY
19317901	REDACTED	APPARENT NON-HOA PROPERTY
20068602	REDACTED	APPARENT NON-HOA PROPERTY
20069001	REDACTED	APPARENT NON-HOA PROPERTY
20126801	REDACTED	APPARENT NON-HOA PROPERTY
20208801	REDACTED	APPARENT NON-HOA PROPERTY
20246901	REDACTED	APPARENT NON-HOA PROPERTY
20679102	REDACTED	APPARENT NON-HOA PROPERTY
21019101	REDACTED	APPARENT NON-HOA PROPERTY
21309102	REDACTED	APPARENT NON-HOA PROPERTY
21327701	REDACTED	APPARENT NON-HOA PROPERTY
21339103	REDACTED	APPARENT NON-HOA PROPERTY
22327001	REDACTED	APPARENT NON-HOA PROPERTY
22609501	REDACTED	APPARENT NON-HOA PROPERTY
22736901	REDACTED	APPARENT NON-HOA PROPERTY
23138802	REDACTED	APPARENT NON-HOA PROPERTY
23158601	REDACTED	APPARENT NON-HOA PROPERTY
23258601	REDACTED	APPARENT NON-HOA PROPERTY
23509501	REDACTED	APPARENT NON-HOA PROPERTY
24059104	REDACTED	APPARENT NON-HOA PROPERTY
24566901	REDACTED	APPARENT NON-HOA PROPERTY
24658601	REDACTED	APPARENT NON-HOA PROPERTY
25028802	REDACTED	APPARENT NON-HOA PROPERTY
25128805	REDACTED	APPARENT NON-HOA PROPERTY
25148602	REDACTED	APPARENT NON-HOA PROPERTY
25188801	REDACTED	APPARENT NON-HOA PROPERTY
25379102	REDACTED	APPARENT NON-HOA PROPERTY
25399103	REDACTED	APPARENT NON-HOA PROPERTY
25689501	REDACTED	APPARENT NON-HOA PROPERTY
25979101	REDACTED	APPARENT NON-HOA PROPERTY
26166801	REDACTED	APPARENT NON-HOA PROPERTY
26178803	REDACTED	APPARENT NON-HOA PROPERTY
26257601	REDACTED	APPARENT NON-HOA PROPERTY
26459602	REDACTED	APPARENT NON-HOA PROPERTY
26569101	REDACTED	APPARENT NON-HOA PROPERTY
27208801	REDACTED	APPARENT NON-HOA PROPERTY
27299101	REDACTED	APPARENT NON-HOA PROPERTY
27666901	REDACTED	APPARENT NON-HOA PROPERTY
28008802	REDACTED	APPARENT NON-HOA PROPERTY
28208601	REDACTED	APPARENT NON-HOA PROPERTY

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28417001	REDACTED	APPARENT NON-HOA PROPERTY
28439001	REDACTED	APPARENT NON-HOA PROPERTY
28589001	REDACTED	APPARENT NON-HOA PROPERTY
28969101	REDACTED	APPARENT NON-HOA PROPERTY
29258802	REDACTED	APPARENT NON-HOA PROPERTY
29709102	REDACTED	APPARENT NON-HOA PROPERTY
29857701	REDACTED	APPARENT NON-HOA PROPERTY
30168603	REDACTED	APPARENT NON-HOA PROPERTY
30257901	REDACTED	APPARENT NON-HOA PROPERTY
30299102	REDACTED	APPARENT NON-HOA PROPERTY
30307601	REDACTED	APPARENT NON-HOA PROPERTY
30729001	REDACTED	APPARENT NON-HOA PROPERTY
33138601	REDACTED	APPARENT NON-HOA PROPERTY
33158801	REDACTED	APPARENT NON-HOA PROPERTY
33359401	REDACTED	APPARENT NON-HOA PROPERTY
34317902	REDACTED	APPARENT NON-HOA PROPERTY
34388501	REDACTED	APPARENT NON-HOA PROPERTY
34658801	REDACTED	APPARENT NON-HOA PROPERTY
35108801	REDACTED	APPARENT NON-HOA PROPERTY
35259104	REDACTED	APPARENT NON-HOA PROPERTY
35288701	REDACTED	APPARENT NON-HOA PROPERTY
35418601	REDACTED	APPARENT NON-HOA PROPERTY
36097901	REDACTED	APPARENT NON-HOA PROPERTY
36459103	REDACTED	APPARENT NON-HOA PROPERTY
37227001	REDACTED	APPARENT NON-HOA PROPERTY
38309103	REDACTED	APPARENT NON-HOA PROPERTY
39058803	REDACTED	APPARENT NON-HOA PROPERTY
39209102	REDACTED	APPARENT NON-HOA PROPERTY
40158604	REDACTED	APPARENT NON-HOA PROPERTY
40959102	REDACTED	APPARENT NON-HOA PROPERTY
41008602	REDACTED	APPARENT NON-HOA PROPERTY
41348101	REDACTED	APPARENT NON-HOA PROPERTY
42179102	REDACTED	APPARENT NON-HOA PROPERTY
42218801	REDACTED	APPARENT NON-HOA PROPERTY
42959103	REDACTED	APPARENT NON-HOA PROPERTY
42989101	REDACTED	APPARENT NON-HOA PROPERTY
43286901	REDACTED	APPARENT NON-HOA PROPERTY
43919101	REDACTED	APPARENT NON-HOA PROPERTY
44058801	REDACTED	APPARENT NON-HOA PROPERTY
44368601	REDACTED	APPARENT NON-HOA PROPERTY
44408601	REDACTED	APPARENT NON-HOA PROPERTY
44719101	REDACTED	APPARENT NON-HOA PROPERTY
45119501	REDACTED	APPARENT NON-HOA PROPERTY

Page | 10

45136801	REDACTED	APPARENT NON-HOA PROPERTY
45169102	REDACTED	APPARENT NON-HOA PROPERTY
45456901	REDACTED	APPARENT NON-HOA PROPERTY
45549101	REDACTED	APPARENT NON-HOA PROPERTY
46067701	REDACTED	APPARENT NON-HOA PROPERTY
46098603	REDACTED	APPARENT NON-HOA PROPERTY
46108702	REDACTED	APPARENT NON-HOA PROPERTY
46138803	REDACTED	APPARENT NON-HOA PROPERTY
46258603	REDACTED	APPARENT NON-HOA PROPERTY
46258801	REDACTED	APPARENT NON-HOA PROPERTY
46328602	REDACTED	APPARENT NON-HOA PROPERTY
46379001	REDACTED	APPARENT NON-HOA PROPERTY
46769101	REDACTED	APPARENT NON-HOA PROPERTY
47078602	REDACTED	APPARENT NON-HOA PROPERTY
47177701	REDACTED	APPARENT NON-HOA PROPERTY
48197701	REDACTED	APPARENT NON-HOA PROPERTY
48909102	REDACTED	APPARENT NON-HOA PROPERTY
49108601	REDACTED	APPARENT NON-HOA PROPERTY
49148604	REDACTED	APPARENT NON-HOA PROPERTY
49148605	REDACTED	APPARENT NON-HOA PROPERTY
49799502	REDACTED	APPARENT NON-HOA PROPERTY
50438601	REDACTED	APPARENT NON-HOA PROPERTY
50478601	REDACTED	APPARENT NON-HOA PROPERTY
50518601	REDACTED	APPARENT NON-HOA PROPERTY
50558601	REDACTED	APPARENT NON-HOA PROPERTY
51018603	REDACTED	APPARENT NON-HOA PROPERTY
51367701	REDACTED	APPARENT NON-HOA PROPERTY
52118703	REDACTED	APPARENT NON-HOA PROPERTY
52407703	REDACTED	APPARENT NON-HOA PROPERTY
52568101	REDACTED	APPARENT NON-HOA PROPERTY
53149101	REDACTED	APPARENT NON-HOA PROPERTY
53208801	REDACTED	APPARENT NON-HOA PROPERTY
53219101	REDACTED	APPARENT NON-HOA PROPERTY
53278602	REDACTED	APPARENT NON-HOA PROPERTY
53288002	REDACTED	APPARENT NON-HOA PROPERTY
53289001	REDACTED	APPARENT NON-HOA PROPERTY
53317701	REDACTED	APPARENT NON-HOA PROPERTY
53708401	REDACTED	APPARENT NON-HOA PROPERTY
54059101	REDACTED	APPARENT NON-HOA PROPERTY
56047701	REDACTED	APPARENT NON-HOA PROPERTY
56257701	REDACTED	APPARENT NON-HOA PROPERTY
57218801	REDACTED	APPARENT NON-HOA PROPERTY
57279101	REDACTED	APPARENT NON-HOA PROPERTY

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57427701	REDACTED	APPARENT NON-HOA PROPERTY
57467601	REDACTED	APPARENT NON-HOA PROPERTY
57567701	REDACTED	APPARENT NON-HOA PROPERTY
58009102	REDACTED	APPARENT NON-HOA PROPERTY
58359102	REDACTED	APPARENT NON-HOA PROPERTY
58809101	REDACTED	APPARENT NON-HOA PROPERTY
59308601	REDACTED	APPARENT NON-HOA PROPERTY
59418802	REDACTED	APPARENT NON-HOA PROPERTY
59606901	REDACTED	APPARENT NON-HOA PROPERTY
60218601	REDACTED	APPARENT NON-HOA PROPERTY
60436901	REDACTED	APPARENT NON-HOA PROPERTY
60559101	REDACTED	APPARENT NON-HOA PROPERTY
61198801	REDACTED	APPARENT NON-HOA PROPERTY
61476901	REDACTED	APPARENT NON-HOA PROPERTY
61956901	REDACTED	APPARENT NON-HOA PROPERTY
62378601	REDACTED	APPARENT NON-HOA PROPERTY
62586901	REDACTED	APPARENT NON-HOA PROPERTY
62706901	REDACTED	APPARENT NON-HOA PROPERTY
63847901	REDACTED	APPARENT NON-HOA PROPERTY
63859101	REDACTED	APPARENT NON-HOA PROPERTY
65178801	REDACTED	APPARENT NON-HOA PROPERTY
66418101	REDACTED	APPARENT NON-HOA PROPERTY
66459101	REDACTED	APPARENT NON-HOA PROPERTY
66779101	REDACTED	APPARENT NON-HOA PROPERTY
67048802	REDACTED	APPARENT NON-HOA PROPERTY
67626901	REDACTED	APPARENT NON-HOA PROPERTY
68008601	REDACTED	APPARENT NON-HOA PROPERTY
68466901	REDACTED	APPARENT NON-HOA PROPERTY
69058602	REDACTED	APPARENT NON-HOA PROPERTY
69196901	REDACTED	APPARENT NON-HOA PROPERTY
69226901	REDACTED	APPARENT NON-HOA PROPERTY
69316901	REDACTED	APPARENT NON-HOA PROPERTY
69436901	REDACTED	APPARENT NON-HOA PROPERTY
69486901	REDACTED	APPARENT NON-HOA PROPERTY
70188801	REDACTED	APPARENT NON-HOA PROPERTY
71117702	REDACTED	APPARENT NON-HOA PROPERTY
71706901	REDACTED	APPARENT NON-HOA PROPERTY
71908602	REDACTED	APPARENT NON-HOA PROPERTY
72099501	REDACTED	APPARENT NON-HOA PROPERTY
73078602	REDACTED	APPARENT NON-HOA PROPERTY
74098603	REDACTED	APPARENT NON-HOA PROPERTY
74248201	REDACTED	APPARENT NON-HOA PROPERTY
74257702	REDACTED	APPARENT NON-HOA PROPERTY

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74898601	REDACTED	APPARENT NON-HOA PROPERTY
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